MDT ALL CAP CORE FUND
MDT TAX AWARE/ALL CAP CORE FUND
MDT LARGE CAP GROWTH FUND
MDT MID CAP GROWTH FUND
MDT SMALL CAP CORE FUND
MDT SMALL CAP GROWTH FUND
MDT SMALL CAP VALUE FUND
MDT BALANCED FUND

(Portfolios of the MDT Funds)
SUPPLEMENT TO PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 28, 2005, AS REVISED JULY 17, 2006.



TO SHAREHOLDERS OF MDT ALL CAP CORE FUND, MDT TAX AWARE/ALL CAP CORE FUND, MDT LARGE CAP GROWTH FUND, MDT MID CAP GROWTH FUND, MDT SMALL CAP CORE FUND, MDT SMALL CAP GROWTH FUND, MDT SMALL CAP VALUE FUND AND MDT BALANCED FUND, PORTFOLIOS OF MDT FUNDS (each an "MDT Fund"; together the "MDT Funds" or the "Trust"): A special meeting of the shareholders of MDT Funds, will be held at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7010, at 2:00 p.m. (Eastern time), on November 17, 2006, for the following purposes:

              1. To  approve or disapprove a new investment management agreement between Federated MDTA LLC and the MDT Funds, that will take effect on November 17, 2006;

              2. For  shareholders of MDT All  Cap  Core  Fund,  to  approve  or disapprove a proposed Agreement and Plan of Reorganization pursuant to which Federated MDT All Cap Core Fund, a portfolio of Federated MDT Series, would acquire all of the assets of MDT All Cap Core Fund in exchange for Class A Shares, Class C Shares and Institutional Shares of Federated MDT All Cap Core Fund to be distributed pro rata by MDT All Cap Core Fund to its shareholders, in complete liquidation and termination of MDT All Cap Core Fund;

              3. For shareholders of MDT Tax Aware All Cap Core Fund, to approve or disapprove a proposed Agreement and Plan of Reorganization pursuant to which Federated MDT Tax Aware/All Cap Core Fund, a portfolio of Federated MDT Series, would acquire all of the assets of MDT Tax Aware/All Cap Core Fund in exchange for Class A Shares, Class C Shares and Institutional Shares of Federated MDT Tax Aware/All Cap Core Fund to be distributed pro rata by MDT Tax Aware/All Cap Core Fund to its shareholders, in complete liquidation and termination of MDT Tax Aware/All Cap Core Fund;

              4. For  shareholders  of  MDT Large Cap Growth Fund, to approve or disapprove a proposed Agreement and Plan of Reorganization pursuant to which Federated MDT Large Cap Growth Fund, a portfolio of Federated MDT Series, would acquire all of the assets of MDT Large Cap Growth Fund in exchange for Class A Shares, Class C Shares and Institutional Shares of Federated MDT Large Cap Growth Fund to be distributed pro rata by MDT Large Cap Growth Fund to its shareholders, in complete liquidation and termination of MDT Large Cap Growth Fund;

              5. For shareholders of MDT Mid Cap Growth Fund, to approve or disapprove a proposed Agreement and Plan of Reorganization pursuant to which Federated MDT Mid Cap Growth Fund, a portfolio of Federated MDT Series, would acquire all of the assets of MDT Mid Cap Growth Fund in exchange for Class A Shares, Class C Shares and Institutional Shares of Federated MDT Mid Cap Growth Fund to be distributed pro rata by MDT Mid Cap Growth Fund to its shareholders, in complete liquidation and termination of MDT Mid Cap Growth Fund;

              6. For shareholders of MDT Small Cap Core Fund, to approve or disapprove a proposed Agreement and Plan of Reorganization pursuant to which Federated MDT Small Cap Core Fund, a portfolio of Federated MDT Series, would acquire all of the assets of MDT Small Cap Core Fund in exchange for Class A Shares, Class C Shares and Institutional Shares of Federated MDT Small Cap Core Fund to be distributed pro rata by MDT Small Cap Core Fund to its shareholders, in complete liquidation and termination of MDT Small Cap Core Fund;

              7. For  shareholders  of MDT Small Cap Growth Fund, to approve  or disapprove a proposed Agreement and Plan of Reorganization pursuant to which Federated MDT Small Cap Growth Fund, a portfolio of Federated MDT Series, would acquire all of the assets of MDT Small Cap Growth Fund in exchange for Class A Shares, Class C Shares and Institutional Shares of Federated MDT Small Cap Growth Fund to be distributed pro rata by MDT Small Cap Growth Fund to its shareholders, in complete liquidation and termination of MDT Small Cap Growth Fund;

              8. For shareholders of MDT Small  Cap  Value  Fund,  to approve or disapprove a proposed Agreement and Plan of Reorganization pursuant to which Federated MDT Small Cap Value Fund, a portfolio of Federated MDT Series, would acquire all of the assets of MDT Small Cap Value Fund in exchange for Class A Shares, Class C Shares and Institutional Shares of Federated MDT Small Cap Value Fund to be distributed pro rata by MDT Small Cap Value Fund to its shareholders, in complete liquidation and termination of MDT Small Cap Value Fund;

              9. For shareholders of MDT Balanced Fund, to approve or disapprove a proposed Agreement and Plan of Reorganization pursuant to which Federated MDT Balanced Fund, a portfolio of Federated MDT Series, would acquire all of the assets of MDT Balanced Fund in exchange for Class A Shares, Class C Shares and Institutional Shares of Federated MDT Balanced Fund to be distributed pro rata by MDT Balanced Fund to its shareholders, in complete liquidation and termination of MDT Balanced Fund; and

              10.To transact such other business as may properly come before the special meeting or any adjournment thereof.

   If approved by shareholders, this Reorganization will take effect as of the close of business on November 17, 2006. Shareholders will be notified if the New Investment Management Agreement or the Reorganizations are not approved.



                                                              September 18, 2006





Federated Securities Corp., Distributor
Cusip 683898407   Cusip 683898852
Cusip 683898506   Cusip 683898845
Cusip 683898100   Cusip 683898837
Cusip 683898605   Cusip 683898829
Cusip 683898704   Cusip 683898811
Cusip 683898803   Cusip 683898795
Cusip 683898720   Cusip 683898787
Cusip 683898712   Cusip 683898779
Cusip 683898209   Cusip 683898761
Cusip 683898886   Cusip 683898753
Cusip 683898878   Cusip 683898746
Cusip 683898860   Cusip 683898738


35341 (9/06)




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